Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2021	2020
Machinery equipment	$1,979,130	$1,992,910
Electronic equipment	43,308	32,285
Office equipment	415,606	251,914
Vehicles	173,555	43,709
Buildings	2,253,772	6,312,545
Leasehold Improvement	1,589,512	328,431
Total property, plant and equipment	6,451,883	8,961,794
Less: accumulated depreciation	(3,480,135)	(2,324,799)
Less: impairment loss	(1,431,318)	-
Translation adjustments	-	-
Property, plant and equipment, net	$1,543,430	$6,636,995